UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     May 08, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $2,039,800 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101     7643   100000 SH       DEFINED 01             100000
3M Company                  COM                 88579Y101    65590   858172 SH       SOLE                   697772            160400
Accenture Ltd.              COM                 G1150G111    31062   805975 SH       SOLE                   649775            156200
Agilent Technologies Inc.   COM                 00846u101    47101  1398073 SH       SOLE                  1137273            260800
Agilent Technologies Inc.   COM                 00846u101     8422   250000 SH       DEFINED 01             250000
American International GroupCOM                 026874107    64906   965570 SH       SOLE                   781996            183574
American International GroupCOM                 026874107     8773   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106    91796  1731343 SH       SOLE                  1406743            324600
American Standard Companies COM                 029712106     8510   160500 SH       DEFINED 01             160500
Apache Corporation          COM                 037411105    26619   376509 SH       SOLE                   294509             82000
Baker Hughes Inc.           COM                 057224107    16481   249223 SH       SOLE                   201623             47600
Bank of America Corp.       COM                 060505104    12760   250090 SH       DEFINED 01             250090
Bank of America Corp.       COM                 060505104    56588  1109135 SH       SOLE                   901667            207468
Baxter International Inc.   COM                 071813109    44694   848558 SH       SOLE                   690358            158200
Baxter International Inc.   COM                 071813109     5267   100000 SH       DEFINED 01             100000
Cameron International Corp. COM                 13342B105    64240  1023088 SH       SOLE                   821288            201800
Cameron International Corp. COM                 13342B105    18837   300000 SH       DEFINED 01             300000
Caterpillar Inc.            COM                 149123101    53983   805349 SH       SOLE                   651949            153400
Chicago Bridge & Iron NV    COM                 167250109    31930  1038367 SH       SOLE                   840467            197900
Chicago Bridge & Iron NV    COM                 167250109     6184   201100 SH       DEFINED 01             201100
Cigna Corp                  COM                 125509109   138551   971194 SH       SOLE                   784994            186200
Cigna Corp                  COM                 125509109    10785    75600 SH       DEFINED 01              75600
Citigroup Inc.              COM                 172967101    10239   199434 SH       DEFINED 01             199434
Citigroup Inc.              COM                 172967101    74185  1444974 SH       SOLE                  1176448            268526
Coventry Health Care Inc.   COM                 222862104    17095   305000 SH       DEFINED 01             305000
Coventry Health Care Inc.   COM                 222862104      280     5000 SH       SOLE                     5000
CVS/Caremark Corp.          COM                 126650100    57484  1683770 SH       SOLE                  1356370            327400
CVS/Caremark Corp.          COM                 126650100    10242   300000 SH       DEFINED 01             300000
Eaton Corp.                 COM                 278058102    45470   544159 SH       SOLE                   438759            105400
Federated Dept. Stores, Inc.COM                 31410H101    48038  1066336 SH       SOLE                   862736            203600
First Data Corp.            COM                 319963104    13166   489425 SH       SOLE                   398925             90500
Goldman Sachs Group Inc.    COM                 38141G104    92453   447434 SH       SOLE                   356734             90700
Halliburton Co.             COM                 406216101     4761   150000 SH       DEFINED 01             150000
Hewlett-Packard Company     COM                 428236103    60791  1514474 SH       SOLE                  1227374            287100
Hewlett-Packard Company     COM                 428236103     6021   150000 SH       DEFINED 01             150000
Home Depot Inc.             COM                 437076102     4592   125000 SH       DEFINED 01             125000
IAC/Interactive Corp.       COM                 44919P300    19837   526045 SH       SOLE                   427170             98875
IMS Health Inc.             COM                 449934108    36090  1216785 SH       SOLE                   982585            234200
IMS Health Inc.             COM                 449934108     2966   100000 SH       DEFINED 01             100000
Int'l Business Machines     COM                 459200101    31530   334503 SH       SOLE                   268803             65700
Laboratory Corp of America  COM                 50540R409    51460   708518 SH       SOLE                   572518            136000
Microsoft Corp.             COM                 594918104    35322  1267375 SH       SOLE                  1028575            238800
Mueller Water Products, Inc.COM                 624758207      177    13219 SH       SOLE                    13219
Nike Inc. Cl B              COM                 654106103    66396   624845 SH       SOLE                   500045            124800
Nokia Corp-Spon ADR         COM                 654902204    39227  1711473 SH       SOLE                  1391073            320400
Nokia Corp-Spon ADR         COM                 654902204     4584   200000 SH       DEFINED 01             200000
Origin Agritech Ltd.        COM                 VGG678281     2670   300000 SH       DEFINED 01             300000
RWE AG- ADR                 COM                 74975E303    52581   498778 SH       SOLE                   397178            101600
Schlumberger Ltd.           COM                 806857108    37774   546658 SH       SOLE                   440858            105800
Textron Inc.                COM                 883203101    44406   494495 SH       SOLE                   400195             94300
Textron Inc.                COM                 883203101    11225   125000 SH       DEFINED 01             125000
Tyco Intl Ltd.              COM                 902124106    44787  1419569 SH       SOLE                  1120069            299500
United Parcel Service Inc.  COM                 911312106    49522   706441 SH       SOLE                   568941            137500
United Parcel Service Inc.  COM                 911312106     7010   100000 SH       DEFINED 01             100000
United Technologies Corp.   COM                 913017109    33746   519176 SH       SOLE                   416376            102800
Verigy Ltd.                 COM                 Y93691106       29     1224 SH       SOLE                     1224
Verigy Ltd.                 COM                 Y93691106     3065   130608 SH       DEFINED 01             130608
Viacom Inc Cl B             COM                 92553P201    23788   578638 SH       SOLE                   470338            108300
Wells Fargo & Co.           COM                 949746101    31137   904371 SH       SOLE                   726571            177800
Wells Fargo & Co.           COM                 949746101     6886   200000 SH       DEFINED 01             200000
Whirlpool Inc.              COM                 963320106    40804   480552 SH       SOLE                   390152             90400
Whirlpool Inc.              COM                 963320106     2123    25000 SH       DEFINED 01              25000
YRC Worldwide Inc.          COM                 984249102    38998   969609 SH       SOLE                   792809            176800
Zimmer Holdings Inc.        COM                 98956P102     8541   100000 SH       DEFINED 01             100000
Zimmer Holdings Inc.        COM                 98956P102    47580   557075 SH       SOLE                   450775            106300